Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Other reserves [member]	Cumulative Translation Adjustment [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2024	$ 22,204,510	$ 568,124	$ (308,667)	$ (14,747,521)	$ 7,716,446
Beginning balance, shares at Dec. 31, 2024	19,677,134
IfrsStatementLineItems [Line Items]
Foreign currency translation adjustment			135		135
Loss and comprehensive loss for the period				147,652	147,652
Ending balance, value at Mar. 31, 2025	$ 22,204,510	568,124	(308,532)	(14,599,869)	7,864,233
Ending balance, shares at Mar. 31, 2025	19,677,134
Beginning balance, value at Dec. 31, 2025	$ 25,172,222	812,585	(430,033)	(14,936,470)	10,618,304
Beginning balance, shares at Dec. 31, 2025	31,567,535
IfrsStatementLineItems [Line Items]
Elimination of cumulative translation adjustment (Note 2,3)	$ 1,717,937	(162,228)	430,033	(1,207,052)	778,690
Shares issued for mineral properties	$ 2,310,000				2,310,000
Shares issued for mineral properties, shares	4,242,429
Shares issued for services	$ 6,000				6,000
Shares issued for services, shares	10,101
Transfer of warrant liability to share capital	$ 1,832,191				1,832,191
Share-based payments		100,936			100,936
Loss and comprehensive loss for the period				(2,044,916)	(2,044,916)
Ending balance, value at Mar. 31, 2026	$ 31,038,350	$ 751,293		$ (18,188,438)	$ 13,601,205
Ending balance, shares at Mar. 31, 2026	35,820,065